Related party transactions and balances (Schedule of Balance with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current:
Amounts due from related parties	¥ 171,331	$ 26,333	¥ 390,330
Non-current:
Amounts due Noncurrent Related Parties	0	0	64,902
Current:
Amounts due to related parties	86,923	13,360	32,526
Ctrip [Member]
Current:
Amounts due from related parties	16,128	2,479	30,668
Current:
Amounts due to related parties	86,923	13,360	32,526
JD [Member]
Current:
Amounts due from related parties	10,942	1,682	3,374
HNA [Member]
Current:
Amounts due from related parties	143,084	21,992	356,288
Non-current:
Amounts due Noncurrent Related Parties	0	0	64,902
Black Fish [Member]
Current:
Amounts due from related parties	¥ 1,177	$ 180	¥ 0